Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000915802
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Mar. 31, 2020
Document Effective Date	dei_DocumentEffectiveDate	Mar. 31, 2020
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
ALPS/Red Rocks Listed Private Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

FINANCIAL INVESTORS TRUST

ALPS | RED ROCKS LISTED PRIVATE EQUITY FUND
(the “Fund”)

SUPPLEMENT DATED MARCH 31, 2020
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
DATED FEBRUARY 28, 2020

Effective immediately, the name of the ALPS/Red Rocks Listed Private Equity Fund has changed to the ALPS/Red Rocks Global Opportunity Fund. Accordingly, all references to the ALPS/Red Rocks Listed Private Equity Fund in the Summary Prospectus, Prospectus and SAI are hereby deleted and replaced with ALPS/Red Rocks Global Opportunity Fund. This name change does not result in any change to the investment objective, portfolio management process or benchmark for the Fund.

Effective immediately, the following information is added after the first sentence in the first paragraph under the section titled “Principal Investment Strategies of the Fund” of the Fund’s Summary Prospectus:

The Fund will typically invest in securities issued by companies domiciled in at least three countries, including the United States. The Fund will invest a significant portion of its total assets (at least 40% under normal market conditions) at the time of purchase in securities issued by companies that are domiciled outside the United States. Domicile is determined by where the company is organized, located, has the majority of its assets, or receives the majority of its revenue.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE